Related parties - Significant loan transactions with related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		₩ 71,368	₩ 57,424
Execution		36,154	47,590
Collection		(56,537)	(33,852)
Other	[1]	(351)	206
Ending		50,634	71,368
Nomura Rifa Private Real Estate Investment Trust No.19
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		11,880	11,880
Execution		0	0
Collection		0	0
Other	[1]	(351)	0
Ending		11,529	11,880
Key management personnel and their immediate relatives
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		6,563	6,150
Execution		3,154	4,590
Collection		(4,712)	(4,177)
Other	[1]	0	0
Ending		5,005	6,563
EDNCENTRAL Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0	19,739
Execution			0
Collection			(20,000)
Other	[1]		261
Ending			0
Goduck Gangil1 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		6,825	12,000
Execution		0	0
Collection		(6,825)	(5,175)
Other	[1]	0	0
Ending		0	6,825
Goduck Gangil10 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		3,100	7,600
Execution		0	0
Collection		(2,000)	(4,500)
Other	[1]	0	0
Ending		1,100	3,100
iPIXEL Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0	55
Execution			0
Collection			0
Other	[1]		(55)
Ending			0
Logisvalley Shinhan REIT Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		43,000	0
Execution		33,000	43,000
Collection		(43,000)	0
Other	[1]	0	0
Ending		₩ 33,000	₩ 43,000

[1]	The effect on changes in allowance for credit loss is included.